Minimum Lease Payment under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Liabilities Payments Due [Abstract]
2023	$ 2,334
2024	2,385
2025	2,130
2026	2,179
2027	935
Total minimum lease payments	9,963
Less imputed interest	(851)
Total present value of operating lease liabilities	$ 9,112	$ 11,044
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities